Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income
Note 19 Accumulated other comprehensive income and additional share information

Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2Q13 (CHF million)
Balance at beginning of period	(27)	(11,967)	77	(3,731)	583	(15,065)
Increase/(decrease)	(22)	(159)	(14)	15	0	(180)
Increase/(decrease) due to equity method investments	5	0	0	0	0	5
Reclassification adjustments, included in net income	2	2	0	66	(31)	39
Total increase/(decrease)	(15)	(157)	(14)	81	(31)	(136)
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
1Q13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	5	754	(7)	6	0	758
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	(3)
Reclassification adjustments, included in net income	0	46	0	64	(27)	83
Total increase/(decrease)	2	800	(7)	70	(27)	838
Balance at end of period	(27)	(11,967)	77	(3,731)	583	(15,065)
2Q12 (CHF million)
Balance at beginning of period	(52)	(12,716)	283	(3,678)	340	(15,823)
Increase/(decrease)	1	930	15	4	0	950
Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)
Reclassification adjustments, included in net income	0	0	(62)	42	(14)	(34)
Total increase/(decrease)	(4)	930	(47)	46	(14)	911
Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)
6M13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	(17)	595	(21)	21	0	578
Increase/(decrease) due to equity method investments	2	0	0	0	0	2
Reclassification adjustments, included in net income	2	48	0	130	(58)	122
Total increase/(decrease)	(13)	643	(21)	151	(58)	702
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
6M12 (CHF million)
Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)
Increase/(decrease)	0	(9)	271	35	0	297
Increase/(decrease) due to equity method investments	10	0	0	0	0	10
Reclassification adjustments, included in net income	0	1	(134)	84	(36)	(85)
Total increase/(decrease)	10	(8)	137	119	(36)	222
Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

Details on significant reclassification adjustments

in	2Q13	1Q13		6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	2	46	[1]	48
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	88	86		174
Tax expense/(benefit)	(22)	(22)		(44)
Net of tax	66	64		130
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(40)	(34)		(74)
Tax expense/(benefit)	9	7		16
Net of tax	(31)	(27)		(58)
1
Reflects a net impairment provision of CHF 46 million on the sale of JO Hambro which is expected to settle in 3Q13. Upon settlement, a further estimated CHF 34 million is expected to be reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total pension costs. Refer to "Note 23 – Pension and other post-retirement benefits" for further information.

Additional share information

	2Q13		1Q13		2Q12		6M13		6M12
Common shares issued
Balance at beginning of period	1,339,652,645		1,320,829,922		1,224,513,920		1,320,829,922		1,224,333,062
Issuance of common shares	254,643,090		18,822,723		62,085,315		273,465,813		62,266,173
of which MACCS settlement	199,964,015		0		0		199,964,015		0
of which share-based compensation	17,126,788		18,822,723		37,889,728		35,949,511		38,070,586
Balance at end of period	1,594,295,735		1,339,652,645		1,286,599,235		1,594,295,735		1,286,599,235
Treasury shares
Balance at beginning of period	(27,495,313)		(27,036,831)		0		(27,036,831)		(4,010,074)
Sale of treasury shares	144,989,659		85,932,507		93,628,678		230,922,166		167,997,714
of which MACCS settlement	33,488,655		0		0		33,488,655		0
Repurchase of treasury shares	(121,624,269)		(90,504,926)		(101,754,767)		(212,129,195)		(172,239,045)
Share-based compensation	1,801,542		4,113,937		4,614,725		5,915,479		4,740,041
Balance at end of period	(2,328,381)		(27,495,313)		(3,511,364)		(2,328,381)		(3,511,364)
Common shares outstanding
Balance at end of period	1,591,967,354	[1]	1,312,157,332	[2]	1,283,087,871	[3]	1,591,967,354	[1]	1,283,087,871	[3]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.

3
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.